UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08037

AdvisorOne Funds

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE

68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

402-493-3313

Date of fiscal year end:

4/30

Date of reporting period:1/31/07

Item 1.  Schedule of Investments.

AdvisorOne Funds

Schedule of Investments - Amerigo Fund (Unaudited)
January 31, 2007

	Shares	Market Value
Common Stocks - 1.28%
Diversified Companies - 1.28%
Berkshire Hathaway, Inc- Class A*	71	$ 7,813,550
Total Common Stocks (cost $6,404,733)		7,813,550

Equity Funds - 96.23%
Emerging Markets - 7.97%
iShares MSCI Emerging Markets Index Fund	425,000	48,577,500

International Equity - 16.01%
iShares MSCI EAFE Index Fund	700,000	51,968,000
iShares MSCI Germany Index Fund	100,000	2,756,000
iShares MSCI Mexico Index Fund	100,000	5,230,000
iShares MSCI Netherlands Index Fund	100,000	2,656,000
iShares MSCI Singapore Index Fund	570,000	6,680,400
iShares MSCI Spain Index Fund	100,000	5,510,000
iShares MSCI Taiwan Index Fund	400,000	5,688,000
SPDR MSCI ACWI ex- US Fund*	55,000	2,041,600
SPDR Russell/Nomura PRIME Japan Fund	55,000	3,087,150
SPDR Russell/Nomura Small Cap Japan Fund	55,000	2,867,700
Vanguard Pacific ETF	135,000	9,045,000
		97,529,850
Large Cap Blend - 7.08%
SPDR Trust Series 1	300,000	43,140,000

Large Cap Growth - 26.41%
iShares Russell 1000 Growth Index Fund	1,444,000	81,600,440
Nasdaq-100 Index Tracking Stock Fund	1,800,000	79,326,000
		160,926,440
Large Cap Value - 9.68%
Diamonds Trust Series I	50,000	6,312,000
iShares Russell 1000 Value Index Fund	300,000	25,110,000
Vanguard Value ETF	400,000	27,560,000
		58,982,000
Mid Cap Blend - 10.57%
iShares Russell Midcap Index Fund	150,000	15,492,000
Vanguard Mid-Cap ETF	650,000	48,899,500
		64,391,500
Mid Cap Growth - 4.56%
iShares Russell Midcap Growth Index Fund	260,000	27,768,000
AdvisorOne Funds

Schedule of Investments - Amerigo Fund (Unaudited) (Continued)
January 31, 2007

	Shares	Market Value
Small Cap Blend - 3.91%
iShares Russell 2000 Index Fund	300,000	$ 23,811,000

Speciality - 10.04%
iShares Dow Jones U.S. Healthcare Sector Index Fund	10,000	683,700
iShares S&P Global Healthcare Sector Index Fund	10,000	585,600
SPDR Consumer Staples Select Sector Fund	170,000	4,530,500
SPDR Energy Select Sector Fund	100,000	5,809,000
SPDR Financial Select Sector Fund	570,000	21,135,600
SPDR Industrial Select Sector Fund	235,000	8,403,600
SPDR Materials Select Sector Fund	400,000	14,576,000
SPDR Utilities Select Sector Fund	150,000	5,488,500
		61,212,500

Total Equity Funds (cost $528,947,147)		586,338,790

Money Market Funds - 2.58%
Goldman Sachs Prime Obligation Fund	6,706,280	6,706,280
Milestone Treasury Obligation Portfolio - Institutional C	9,000,000	9,000,000
Total Money Market Funds (cost $15,706,280)		15,706,280

Total Investments (cost $551,058,160) - 100.09%		$ 609,858,620
Other Assets less Liabilities - (0.09)%		(533,698)
NET ASSETS - 100.00%		$ 609,324,922

*Non-income producing security
EAFE- Europe, Australasia, Far East
MSCI- Morgan Stanley Capital International
SPDR- Standard & Poors' Depositary Receipts
ETF - Exchange Traded Fund

At January 31, 2007, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost:		$ 58,823,951
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value:		(23,491)
Net unrealized appreciation:		$ 58,800,460

AdvisorOne Funds

Schedule of Investments - Clermont Fund (Unaudited)
January 31, 2007

	Shares	Market Value
Common Stock - 1.14%
Diversified Companies - 1.14%
Berkshire Hathaway, Inc- Class A*	13	$ 1,430,650
Total Common Stocks (cost $1,135,236)		1,430,650

Bond Funds - 18.91%
BlackRock Corporate High Yield Fund, Inc.	17,000	145,860
BlackRock Corporate High Yield Fund III, Inc.	17,000	144,330
BlackRock Corporate High Yield Fund V, Inc.	17,000	239,360
BlackRock Corporate High Yield Fund VI, Inc.	17,000	233,240
Dreyfus High Yield Strategies Fund	17,000	74,630
Eaton Vance Floating - Rate Income Trust	17,000	322,490
Eaton Vance Senior Income Trust	17,000	145,690
Nuveen Floating Rate Income Fund	17,000	238,170
Nuveen Floating Rate Income Opportunity Fund	17,000	239,530
iShares Lehman Aggregate Bond Fund	135,000	13,450,050
iShares Lehman 7-10 Year Treasury Bond Fund	70,000	5,747,700
Van Kampen Senior Income Trust	305,000	2,708,400
Total Bond Funds (cost $23,307,359)		23,689,450

Equity Funds - 61.21%
Emerging Markets - 1.87%
iShares MSCI Emerging Markets Index Fund	10,000	1,143,000
Vanguard Emerging Markets ETF	15,500	1,200,475
		2,343,475
International Equity - 9.51%
iShares MSCI EAFE Index Fund	147,000	10,913,280
Vanguard Pacific ETF	15,000	1,005,000
		11,918,280
Large Cap Blend - 12.20%
iShares Morningstar Large Core Index Fund	40,000	3,052,800
SPDR Trust Series I	85,000	12,223,000
		15,275,800
Large Cap Value - 11.49%
iShares Russell 1000 Value Index Fund	172,000	14,396,400

Mid Cap Blend - 11.27%
iShares Morningstar Mid Core Index Fund	42,000	3,582,180
Vanguard Mid-Cap ETF	140,000	10,532,200
		14,114,380

AdvisorOne Funds

Schedule of Investments - Clermont Fund (Unaudited) (Continued)
January 31, 2007

	Shares	Market Value
Large Cap Growth - 6.85%
iShares Russell 1000 Growth Index Fund	105,000	$ 5,933,550
Nasdaq- 100 Trust Series 1	60,000	2,644,200
		8,577,750
Small Cap Blend - 2.38%
iShares Russell 2000 Index Fund	20,000	1,587,400
Vanguard Small Cap ETF	20,000	1,395,800
		2,983,200
Speciality - 5.64%
SPDR Utilities Select Sector Fund	25,000	914,750
Vanguard Consumer Staples ETF	50,000	3,262,000
Vanguard Health Care ETF	49,000	2,885,610
		7,062,360

Total Equity Funds (cost $64,671,215)		76,671,645

Money Market Funds - 21.47%
Goldman Sachs Prime Obligation Fund	2,886,504	2,886,504
Milestone Treasury Obligation Portfolio- Institutional C	24,000,000	24,000,000
Total Money Market Funds (cost $26,886,504)		26,886,504

Total Investments (cost $116,000,314) - 102.73%		$ 128,678,249
Other Assets less Liabilities - (2.73)%		(3,422,232)
NET ASSETS - 100.00%		$ 125,256,017

* Non-income producing security
EAFE- Europe, Australasia, Far East
MSCI- Morgan Stanley Capital International
SPDR- Standard & Poors' Depository Receipts
ETF - Exchange Traded Fund

At January 31, 2007, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost:		$ 12,678,168
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value:		(233)
Net unrealized appreciation:		$ 12,677,935

AdvisorOne Funds

Schedule of Investments - Berolina Fund (Unaudited)
January 31, 2007

	Shares	Market Value
Common Stock - 4.71%
Diversified Manufacturers - 0.81%
Actuant Corp. - Cl. A	3,500	$ 174,265
Eaton Corp.	2,500	195,875
Illinois Tool Works, Inc.	3,500	178,465
Pentair, Inc.	4,700	146,452
Trinity Industries, Inc.	4,700	179,775
		874,832
Electric Products - 0.22%
Graftech International Ltd	28,800	233,856

Machinery - 0.17%
Nordson Corp.	3,500	181,020

Medical - Biomedical - 0.16%
Nektar Therapeutics	13,700	173,990

Metal Processors - 0.57%
Kaydon Corp.	4,500	193,950
Mueller Industries, Inc.	6,200	201,934
Worthington Industries Inc.	11,100	212,898
		608,782
Pharmaceuticals - 1.33%
Alkermes, Inc.	13,300	198,436
Barr Pharmaceuticals, Inc.	3,800	203,376
Biovail Corp.	9,600	195,648
Elan Corp. PLC ADR	14,900	185,505
Mylan Laboraties, Inc.	9,600	212,544
Par Pharmaceutical Cos Inc.	8,500	224,230
Watson Pharmaceuticals, Inc	7,800	212,316
		1,432,055

AdvisorOne Funds

Schedule of Investments - Berolina Fund (Unaudited) (Continued)
January 31, 2007

	Shares	Market Value
Steel - Producers - 1.45%
AK Steel Holdings Corp.	12,300	$ 258,792
Corus Group PLC	9,700	228,823
IPSCO, Inc.	2,100	212,163
Nucor Corp.	3,300	212,982
POSCO ADR	2,400	211,632
Reliance Stell & Aluminum Co.	5,100	212,364
United States Steel Corp.	2,700	225,423
		1,562,179

Total Common Stocks (cost $4,820,100)		5,066,714

Bond Funds - 5.65%
BlackRock Corporate High Yield Fund III, Inc.	24,000	203,760
BlackRock Corporate High Yield Fund V, Inc.	24,000	337,920
BlackRock Corporate High Yield Fund VI, Inc.	24,000	329,280
BlackRock Corporate High Yield Fund, Inc.	24,000	205,920
Dreyfus High Yield Strategies Fund	24,000	105,360
Eaton Vance Floating - Rate Income Trust	24,000	455,280
Eaton Vance Senior Income Trust	24,000	205,680
iShares Lehman 20+ Year Treasury Bond Fund	20,000	1,751,000
iShares Lehman 7-10 Year Treasury Bond Fund	10,000	821,100
iShares Lehman Aggregate Bond Fund	10,000	996,300
Nuveen Floating Rate Income Fund	24,000	336,240
Nuveen Floating Rate Income Opportunity Fund	24,000	338,160
Total Bond Funds (cost $6,102,616)		6,086,000

Equity Funds - 87.99%
Emerging Markets - 14.85%
iShares MSCI Emerging Markets Index Fund	50,000	5,715,000
iShares S&P Latin America 40 Index Fund	50,000	8,719,500
Vanguard Emerging Market ETF	20,000	1,549,000
		15,983,500
International Equity - 11.10%
iShares MSCI EAFE Index Fund	60,000	4,454,400
iShares MSCI Mexico Index Fund	40,000	2,092,000
iShares MSCI Spain Index Fund	30,000	1,653,000
iShares MSCI United Kingdom Index Fund	20,000	471,000
SPDR MSCI ACWI ex- US Fund*	16,000	593,920
Vanguard Pacific ETF	40,000	2,680,000
		11,944,320
AdvisorOne Funds

Schedule of Investments - Berolina Fund (Unaudited) (Continued)
January 31, 2007

Large Cap Blend - 10.40%
SPDR Trust Series 1	60,000	$ 8,628,000
Vanguard Large-Cap ETF	40,000	2,563,600
		11,191,600
Large Cap Growth - 11.45%
iShares Russell 1000 Growth Index Fund	59,000	3,334,090
Nasdaq 100 Share Index Unit Series 1	150,000	6,610,500
Vanguard Growth ETF	40,000	2,377,600
		12,322,190
Large Cap Value - 9.37%
Diamonds Trust Series I	60,000	7,574,400
iShares Russell 1000 Value Index Fund	30,000	2,511,000
		10,085,400
Mid Cap Blend - 5.81%
iShares Russell Midcap Index Fund	35,000	3,614,800
Vanguard Mid-Cap ETF	35,000	2,633,050
		6,247,850
Small Cap Blend - 5.16%
iShares Russell 2000 Index Fund	70,000	5,555,900

Speciality - 19.85%
iPATH Dow Jones-AIG Commodity Index Total Return	10,000	489,600
iShares S&P Global Healthcare Sector Index Fund	20,000	1,171,200
SPDR Consumer Staples Select Sector Fund	200,000	5,330,000
SPDR Industrials Select Sector Fund	35,000	1,251,600
SPDR Energy Select Sector Fund	40,000	2,323,600
SPDR Financial Select Sector Fund	36,000	1,334,880
SPDR Health Care Sector Fund	40,000	1,380,400
SPDR Materials Select Sector Fund	30,000	1,093,200
SPDR Technology Select Sector Fund	60,000	1,423,800
SPDR Utilities Select Sector Fund	64,000	2,341,760
StreetTracks Gold Trust*	20,000	1,296,600
Vanguard Health Care ETF	20,000	1,177,800
Vanguard Materials ETF	10,000	743,900
		21,358,340

Total Equity Funds (cost $84,848,862)		94,689,100

AdvisorOne Funds

Schedule of Investments - Berolina Fund (Unaudited) (Continued)
January 31, 2007

	Shares	Market Value

Money Market Funds - 2.31%
Goldman Sachs Prime Obligation Fund	1,481,651	1,481,651
Milestone Treasury Obligation Portfolio- Institutional Class	1,000,000	1,000,000
Total Money Market Funds (cost $2,481,651)		2,481,651

Total Investments (cost $98,253,229) - 100.66%		108,323,465
Other Assets less Liabilities - (0.66%)		(714,783)
NET ASSETS - 100.00%		107,608,682

EAFE- Europe, Australasia, Far East
HOLDRs - Holding Company Depositary Receipts
MSCI- Morgan Stanley Capital International
SPDR- Standard & Poors' Depositary Receipts
ETF - Exchange Traded Fund

At January 31, 2007, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost:		$ 10,153,599
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value:		(83,363)
Net unrealized appreciation:		$ 10,070,236

AdvisorOne Funds

Schedule of Investments - Descartes Fund (Unaudited)
January 31, 2007

	Shares	Market Value
Common Stock - 0.96%
Diversified Companies - 0.96%
Berkshire Hathaway, Inc- Class A*	10	$ 1,100,500
Total Common Stocks (cost $1,090,450)		1,100,500

Equity Funds - 96.18%
Emerging Markets - 2.99%
iShares MSCI Emerging Markets Index Fund	30,000	3,429,000

International Equity - 22.64%
iShares Morningstar MSCI EAFE Growth Index Fund	25,000	1,730,500
iShares MSCI EAFE Growth Index Fund	80,000	5,939,200
iShares MSCI Germany Index Fund	35,000	964,600
iShares MSCI Hong Kong Index Fund	52,000	852,280
iShares MSCI Japan Index Fund	20,000	286,200
iShares MSCI Netherlands Index Fund	33,000	876,480
iShares MSCI Singapore Index Fund	225,000	2,637,000
iShares MSCI Spain Index Fund	32,000	1,763,200
iShares MSCI Sweden Index Fund	46,000	1,509,260
iShares S&P Global 100 Index Fund	83,000	6,210,060
SPDR MSCI ACWI ex- US Fund *	5,000	185,600
WisdomTree Europe Small Cap Dividend Fund	35,000	2,248,750
WisdomTree International Small Cap Dividend Fund	12,000	803,160
		26,006,290
Large Cap Blend - 23.41%
iShares Morningstar Large Core Index Fund	103,000	7,860,960
iShares S&P 500 Index Fund	117,000	16,851,510
Rydex Russell Top 50 Fund	20,000	2,175,800
		26,888,270
Large Cap Growth - 3.30%
iShares Russell 1000 Growth Index Fund	67,000	3,786,170

Large Cap Value - 22.31%
iShares Morningstar Large Value Index Fund	39,000	3,286,530
iShares Russell 1000 Value Index Fund	149,000	12,471,300
iShares S&P 500 Value Index Fund	126,000	9,870,840
		25,628,670
Mid Cap Blend - 2.56%
iShares Morningstar Mid Core Index Fund	26,000	2,217,540
iShares Russell Midcap Index Fund	7,000	722,960
		2,940,500
AdvisorOne Funds

Schedule of Investments - Descartes Fund (Unaudited) (Continued)
January 31, 2007

	Shares	Market Value
Mid Cap Growth - 1.58%
iShares Russell Midcap Growth Index Fund	17,000	$ 1,815,600

Speciality - 17.39%
iPATH GSCI Total Return Index	13,000	511,940
iShares DJ U.S. Consumer Services Sector Index Fund	8,000	559,040
iShares DJ U.S. Telecommunications Sector Index Fund	40,000	1,230,000
iShares DJ U.S. Transportation Sector Index Fund	19,000	1,674,280
iShares Goldman Sachs Software Index Fund *	17,000	763,980
iShares Morningstar Dow Jones U.S. Insurance Index Fund	36,000	1,931,040
iShares S&P Global Financials Sector Index Fund	16,000	1,448,160
iShares S&P Global Healthcare Sector Index Fund	52,000	3,045,120
iShares S&P Global Technology Sector Index Fund	90,000	5,265,000
KBW Capital Markets Fund	20,000	1,403,800
PowerShares DB Agriculture Fund *	40,000	1,034,000
SPDR Financial Select Sector Fund	30,000	1,112,400
		19,978,760

Total Equity Funds (cost $100,787,228)		110,473,260

Money Market Funds - 2.92%
Goldman Sachs Prime Obligation Fund	2,357,300	2,357,300
Milestone Treasury Obligation Portfolio- Institutional Class	1,000,000	1,000,000
Total Money Market Funds (cost $3,357,300)		3,357,300

Total Investments (cost $105,234,978) - 100.06%		$ 114,931,060
Other Assets less Liabilities - (0.06%)		(72,358)
NET ASSETS - 100.00%		$ 114,858,702

*Non-income producing security
EAFE- Europe, Australasia, Far East
MSCI- Morgan Stanley Capital International
SPDR- Standard & Poors' Depositary Receipts

At January 31, 2007, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost:		$ 9,710,131
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value:		(14,049)
Net unrealized appreciation:		$ 9,696,082

AdvisorOne Funds

Schedule of Investments - Liahona Fund (Unaudited)
January 31, 2007

	Shares	Market Value
Bond Funds - 7.01%
iShares Lehman 1-3 Year Credit Bond Fund	3,000	$ 300,930
iShares Lehman TIPs Securities Fund	19,000	1,881,570
Total Bond Funds (cost $2,146,027)		2,182,500

Equity Funds - 75.19%
Emerging Markets - 0.73%
iShares MSCI Emerging Markets Index Fund	2,000	228,600

International Equity - 17.80%
iShares MSCI EAFE Index Fund	14,000	1,039,360
iShares MSCI Germany Index Fund	14,000	385,840
iShares MSCI Hong Kong Index Fund	55,000	901,450
iShares MSCI Netherlands Index Fund	10,000	265,600
iShares MSCI Singapore Index Fund	27,000	316,440
iShares MSCI Spain Index Fund	10,000	551,000
iShares MSCI Sweden Index Fund	12,000	393,720
iShares MSCI Taiwan Index Fund	17,000	241,740
iShares S&P Global 100 Index Fund	8,000	598,560
WisdomTree Europe Small Cap Dividend Fund	6,000	401,580
WisdomTree International Small Cap Dividend Fund	7,000	449,750
		5,545,040
Large Cap Blend - 22.31%
iShares Morningstar Large Core Index Fund	14,000	1,068,480
iShares S&P 500 Index Fund	31,000	4,464,930
Rydex Russell Top 50 Fund	13,000	1,414,270
		6,947,680
Large Cap Growth - 2.00%
iShares Russell 1000 Growth Index Fund	11,000	621,610

Large Cap Value - 14.76%
iShares Russell 1000 Value Index Fund	39,000	3,264,300
iShares S&P 500 Value Index Fund	17,000	1,331,780
		4,596,080
Mid Cap Blend - 0.55%
iShares Morningstar Mid Core Index Fund	2,000	170,580

Mid Cap Growth - 0.84%
iShares Morningstar Mid Growth Index Fund	3,000	261,930

AdvisorOne Funds

Schedule of Investments - Liahona Fund (Unaudited) (Continued)
January 31, 2007

	Shares	Market Value
Speciality - 16.20%
iPATH Dow Jones AIG Commodity Index Total Return *	4,000	$ 195,840
iShares DJ U.S. Consumer Services Sector Index Fund	9,000	628,920
iShares DJ U.S. Insurance Index Fund	11,000	590,040
iShares DJ U.S. Telecommunications Sector Index Fund	10,000	307,500
iShares DJ U.S. Transportation Index Fund	7,000	616,840
iShares Goldman Sachs Software Index Fund *	7,000	314,580
iShares S&P Global Financials Sector Index Fund	3,000	271,530
iShares S&P Global Healthcare Sector Index Fund	14,000	819,840
iShares S&P Global Technology Sector Index Fund	15,000	877,500
KBW Capital Markets Fund	6,000	421,140
		5,043,730

Total Equity Funds (cost $21,429,668)		23,415,250

Put Options Purchased - 0.01%	Number of
Underlying Security, Exercise Price, Expiration Date	Contracts	Market Value

iShares Russell 2000 Index, $73, May 07	30	3,000
Total Put Options Purchased (cost $5,228)		3,000

	Shares	Market Value
Money Market Funds - 17.70%
Goldman Sachs Prime Obligation Fund	1,513,586	1,513,586
Milestone Treasury Obligation Portfolio- Institutional Class	4,000,000	4,000,000
Total Money Market Funds (cost $5,513,586)		5,513,586

Total Investments (cost $29,094,509) - 99.91%		$ 31,114,336
Other Assets less Liabilities - 0.09%		29,028
NET ASSETS - 100.00%		$ 31,143,364

*Non-income producing security
EAFE- Europe, Australasia, Far East
MSCI- Morgan Stanley Capital International
SPDR- Standard & Poors' Depositary Receipts
TIP- Treasury Inflation Protected

At January 31, 2007, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost:		$ 2,032,546
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value:		(12,719)
Net unrealized appreciation:		$ 2,019,827

Security Valuation and Transactions

U.S. equity securities, primarily exchange traded funds, are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued.  NASDAQ traded securities are valued using the NASDAQ official closing price (NOCP).  In the absence of a last sale price, securities are valued using the last available bid price.  U.S. long-term debt obligations are valued at the mean between quoted bid and asked prices for such securities or, if such prices are not available, at prices of securities with comparable maturity, quality and type.   Money market funds are valued at original cost which approximates fair value.

Foreign securities are valued on the basis of market quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.

Securities for which current market quotations are not readily available of for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  As of January 31, 2007, there were no securities requiring a fair value determination by or under the direction of the Board.

Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Valuation of Fund of Funds

The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the underlying funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds

By (Signature and Title)

/s/ W. Patrick Clarke

       W. Patrick Clarke, President

Date

3/30/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ W. Patrick Clarke

        W. Patrick Clarke, President

Date

3/30/07

By (Signature and Title)

/s/ Andrew Rogers

       Andrew Rogers, Treasurer

Date

3/30/07